CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Current assets:
Cash and cash equivalents	$ 69,000	$ 65,569
Customer receivables, less allowance of $3,198 and $3,245, respectively	57,252	78,805
Costs and estimated earnings in excess of billings on uncompleted contracts	48,623	54,384
Inventories	18,697	17,114
Other	16,751	20,270
Current assets of discontinued operations	40,160	50,152
Total current assets	250,483	286,294
Property and equipment, net	96,985	108,992
Other assets:
Investment in affiliates	55,290	57,364
Goodwill	8,915	8,915
Other intangible assets, net	1,779	2,219
Restricted deposits - long-term	5,055	4,252
Other	11,514	14,566
Other assets of discontinued operations	6,130	6,055
Total other assets	88,683	93,371
Total assets	436,151	488,657
Current liabilities:
Accounts payable	41,146	49,919
Billings in excess of costs and estimated earnings on uncompleted contracts	19,160	16,661
Other current liabilities	64,052	62,226
Current liabilities of discontinued operations	20,580	26,208
Total current liabilities	144,938	155,014
Noncurrent liabilities:
Long-term debt	162,346	158,986
Accrued insurance	15,647	15,431
Deferred income taxes	4,199	5,483
Other	26,753	25,037
Total noncurrent liabilities	208,945	204,937
Commitments and contingencies
Equity:
Common stock, par value $.01 per share, 60,000 shares authorized, 19,805 and 19,789 shares issued and outstanding, respectively	198	198
Capital in excess of par value	369,160	365,619
Accumulated deficit	(268,820)	(216,584)
Accumulated other comprehensive loss	(18,318)	(20,575)
Total Layne Christensen equity	82,220	128,658
Noncontrolling interests	48	48
Total equity	82,268	128,706
Total liabilities and equity	$ 436,151	$ 488,657